Related Party Transactions - Schedule of Conformation of Key Personnel (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Number of executives	172	193
Directors [member]
Disclosure of transactions between related parties [line items]
Number of executives	16	16
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Number of executives	8	8
Corporate Director [member]
Disclosure of transactions between related parties [line items]
Number of executives	21	21
Area Manager [member]
Disclosure of transactions between related parties [line items]
Number of executives	127	148